Summary of Significant Accounting Policies - Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 242,860	$ 196,943	$ 181,284
United States
Disaggregation of Revenue [Line Items]
Revenue	227,091	141,073	167,574
Rest of World
Disaggregation of Revenue [Line Items]
Revenue	$ 15,769	$ 55,870	$ 13,710